Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Balances and Transactions With Related Parties

10.    BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between companies comprising the Group have been eliminated in the consolidation process and are not disclosed in this Note.

As of the date of these consolidated financial statements, there are no allowances for doubtful accounts between related entities.

The controlling company of Enel Chile is the Italian company Enel S.p.A.

Enel Chile S.A. provides administrative services to its subsidiaries, through a centralized cash contract used to finance cash deficits or consolidate cash surpluses. These accounts may have a debtor or creditor, which may be short-term and/or long-term, and are prepayable. For short-term transactions, the interest rate applied is variable and reflects market conditions. To reflect these market conditions, short-term interest rates are periodically reviewed through an update procedure approved by the Boards of Directors of the respective companies. Long-term operations can be for 1 year with a variable interest rate or 3 years with a fixed rate, with rates quoted in the market at the time of allocation to reflect market conditions.

10.1 Balances and transactions with related parties

The balances of receivables and payable as of December 31, 2025, December 31, 2024, and January 1, 2024, are as follows:

a)	Receivables from related parties

						Current			Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	276	250	282	—	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,929	1,881	1,904	—	—	—
Foreign	Enel Generacion El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	17	17	17	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	572	18	18	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	1,804	2,227	2,120	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	2,697	909	875	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	404	333	168	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Administrative Services	5,928	2,971	1,293	—	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	84	84	77	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	—	—	810	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	—	—	1,584	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	—	—	595	—	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Advance for Gas Purchase	26,675	19,742	4,547	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	2,271	2,360	1,651	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	22	11	63	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	—	—	15	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Sale of Materials	1,916	—	—	—	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	248	234	256	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	80	69	26	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	971	527	561	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	5,051	2,128	27,063	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	2,062	697	702	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	2,040	2,063	2,085	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	385	950	767	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	685	601	640	—	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	—	36	127	—	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	1,783	1,536	1,640	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	337	298	317	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,377	1,171	1,163	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	66	58	62	—	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	946	701	662	—	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	—	22	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	—	—	276	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	—	—	3,760	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	—	—	244	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	—	43	9	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Other Services	817	652	—	—	—	—
Foreign	EGP Magdalena Solar SA de CV	Mexico	Common Immediate Parent	US$	Engineering Services	368	368	—	—	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	—	916	—	—	—
		Total				61,811	42,935	57,317	—	—	—

b)	Payables to related parties

						Current			Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Argentina S.A.	Argentina	Common Immediate Parent	US$	Other Services	2	2	—	—	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	IT Services	94	97	97	—	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	22	22	21	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	101	101	113	—	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	IT Services	—	13	12	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	5	—	827	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	426	667	241	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	—	—	3,995	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	—	—	2,551	—	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	21,477	17,474	14,945	—	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	937	833	964	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	196	205	99	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	—	33	35	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchase	—	594	594	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	46	192	196	—	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	933	1,278	814	—	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	—	—	25	—	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	260	674	369	—	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Engineering Services	—	—	—	—	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other Services	517	114	515	—	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Technical Services	—	—	251	—	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	167,101	167,097	167,112	861,531	1,019,514	1,179,760
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	10	12	130	—	—	—
Foreign	Enel X Advisory Services S.r.L.	Italy	Common Immediate Parent	EUR	Technical Services	8	7	—	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	186	508	2,250	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	109	3,077	8,862	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	240	—	272	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	85	—	614	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	—	28	30	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity Derivatives	7,717	1,358	34,106	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	1,642	1,467	5,797	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	228	313	733	—	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	EUR	Engineering Services	1,065	711	745	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	—	—	279	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	7,617	9,032	35,697	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	13,701	14,176	19,048	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	84	3,757	7,136	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	1,825	2,250	8,757	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	641	—	372	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	9,744	2,133	19,026	—	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	3,785	2,541	9,569	—	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	IT Services	—	698	815	—	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	3,211	2,067	2,189	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	—	—	129	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	2,155	1,490	1,677	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	104,286	40,341	140,285	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	—	2	2	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	3,946	4,625	7,137	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	3,413	2,495	3,334	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	746	1,258	4,098	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Financial Guarantee Service	2,367	1,704	1,362	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	335	—	129	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	268	261	496	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	8,413	—	—	—	—	—
Foreign	Consorzio DAP	Italy	Common Immediate Parent	EUR	Other Services	474	—	—	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	—	13,631	16,677	—	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,501	24	1,854	—	—	—
		Total				371,919	299,362	527,383	861,531	1,019,514	1,179,760

(*) See items d) and e) below.

c)	Significant transactions and effects on profit or loss:

The significant transactions with related companies that are not consolidated are as follows:

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2025	2024	2023
					ThUS$	ThUS$	ThUS$
Foreign	Endesa Generación, S.A.U.	Spain	Common Immediate Parent	Sale of PPE	—	—	26,675
Foreign	Enel Colombia S.A.S.	Colombia	Common Immediate Parent	Engineering Services	—	—	(3,218)
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and others	5,671	7,088	9,949
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(350,813)	(237,183)	(255,778)
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas Sales	7,292	—	7,844
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical Services	—	(6,153)	(5,783)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	IT Services	(6,360)	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	IT Services	—	(2,584)	(2,399)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	(4,904)	(3,274)	(3,899)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(3,582)	(3,217)	(4,147)
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(3,540)	(3,870)	(4,721)
Foreign	Enel S.p.A.	Italy	Parent	Financial expenses	—	(4,021)	(1,088)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	—	(19,796)	186,283
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	97,152	20,370	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	(1,540)	(1,538)	(1,759)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(35,605)	(67,172)	(67,361)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(11,721)	(12,636)	(15,209)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	IT Services	(4,165)	—	—
Foreign	Gridspertise S.r.L.	Italy	Common Immediate Parent	Purchase of materials	(1,672)	(385)	(3,415)

The transactions detailed in the preceding table include all transactions that exceed ThUS$2,000, by counterparty and nature of the transactions.

d)	Undiscounted contractual cash flows

The estimates of undiscounted cash flows for loans payable as of December 31, 2025, December 31, 2024, and January 1, 2024:

					12-31-2025
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Finance International NV	Netherlands	US$	2.93%	7,484	182,799	190,283	185,677	21,198	21,139	410,323	301,934	940,271
Total					7,484	182,799	190,283	185,677	21,198	21,139	410,323	301,934	940,271

					12-31-2024
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal interest rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Finance International NV	Netherlands	US$	2.91%	8,620	186,269	194,889	190,283	185,677	21,198	21,140	712,257	1,130,555
Total					8,620	186,269	194,889	190,283	185,677	21,198	21,140	712,257	1,130,555

					01-01-2024
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal interest rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Finance International NV	Netherlands	US$	2.89%	9,826	189,625	199,451	194,737	190,131	185,525	21,045	733,055	1,324,493
Total					9,826	189,625	199,451	194,737	190,131	185,525	21,045	733,055	1,324,493

e)	Significant transaction
i.	On March 11, 2020, Enel Finance International NV granted a loan in US$ to Enel Chile for up to US$400 million, with a fixed interest rate of 3.30%, with the payment of interest every six months and a maturity date of March 11, 2030. The loan obtained by Enel Chile corresponds to a bullet maturity loan, and the principal and interest may be repaid early, in part or in full, as provided in the contract. The debt balance as of December 31, 2025 amounts to US$400 million (US$400 million as of December 31, 2024). Accrued interest as of December 31, 2025 amounts to ThUS$4,070 (ThUS$4,070 as of December 31, 2024).
ii.	On April 1, 2021, Enel Chile secured an SDG-Linked loan of US$300 million from Enel Finance International N.V. This loan has a fixed interest rate of 2.55% (including a 0.05% rate increase due to the company not reaching its planned CO2 indicator at the end of 2023) with semi-annual payments and maturity on April 1, 2031. The loan contracted by Enel Chile S.A. is a bullet maturity loan and can be repaid early, in part or in full, as provided in the contract. The debt balance as of December 31, 2025 amounts to US$300 million (US$300 million as of December 31, 2024). Accrued interest as of December 31, 2025 amounts to ThUS$1,934 (ThUS$1,934 as of December 31, 2024).
iii.	On June 30, 2021, through a debt addendum, debt previously held by Enel Green Power S.p.A. was transferred to Enel Chile under the following conditions: a U.S. dollar‑denominated loan for an amount of US$644 million with Enel Finance International N.V., at a fixed annual interest rate of 2.82%, with semi‑annual interest payments and a maturity date of December 31, 2027. The debt has a semi‑annual amortization schedule beginning on June 30, 2024, and may be voluntarily prepaid, including breakage costs. On June 30, 2024, the first amortization of this debt was made in accordance with the contractual schedule. The debt balance as of December 31, 2025 amounts to US$322 million (US$483 million as of December 31, 2024). This debt does not present accrued interest as of December 31, 2025, since interest payments were made on December 30, 2025.
iv.	On March 28, 2024, Enel Chile S.A. entered into a committed revolving credit facility with Enel Finance International N.V. in U.S. dollars for a total amount of US$50 million, at a variable Term SOFR 1M, 3M or 6M interest rate, plus a 1.00% margin, with monthly, quarterly or biannual interest payment, which can be drawn at for periods of 1, 3 or 6 months renewable up to the final expiry on March 28, 2027. During the period of availability, Enel Chile S.A. shall pay an annual availability commission equivalent to a margin of 30% of the undrawn amount. In turn, the contract contemplates an initial upfront fee payment corresponding to 0.5% of the committed amount. As of December 31, 2025, the line is fully available.
v.	On September 1, 2025, Enel Chile signed an amendment to the committed revolving credit facility agreement with Enel Finance International N.V. in U.S. dollars for a total amount of US$290 million (originally dated April 1, 2021). The current conditions are a variable interest rate of Term SOFR 1M, 3M or 6M interest rate, plus a 1.5% margin, with monthly, quarterly or semi‑annual interest payments and a new maturity date of September 1, 2030. During the availability period, Enel Chile S.A. will pay an annual availability fee equivalent to 35% of the margin on the undrawn amount. This debt is not categorized as SDG‑Linked. As of December 31, 2025, the facility is fully available.

10.2 Board of directors and key management personnel

Enel Chile is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors in office as of December 31, 2025, was composed of the following people:

•	Mr. Marcelo Castillo Agurto
•	Mr. Pablo Cruz Olivos
•	Mrs. María Teresa Vial Álamos
•	Mrs. Gina Ocqueteau Tacchini
•	Mr. Salvatore Bernabei
•	Mr. Rodolfo Avogadro Di Vigliano
•	Mrs. Valentina De Cesare

During the Ordinary Board Meeting on April 28, 2025, Mr. Marcelo Castillo Agurto was appointed Chairman of the Board, and Mrs. Josefa Rodríguez Benavente was designated Secretary of the Board. Subsequently, on November 27, 2025, the Board designated Mrs. Natalia Fernández Sepúlveda as the new Secretary of the Board, a role she assumed effective immediately on that date.

The Directors’ Committee was established during the April 28, 2025 Board Meeting and operates under Law No. 18,046 on Corporations, as well as the Sarbanes-Oxley Act of 2022. The Committee is composed of Mrs. María Teresa Vial Álamos, Mr. Pablo Cruz Olivos, and Mrs. Gina Ocqueteau Tacchini. According to Circular No. 1,956 issued by the CMF, both Mr. Pablo Cruz Olivos and Mrs. Gina Ocqueteau Tacchini are classified as independent directors under Chilean law.

During a session held on April 28, 2025, the Company's Directors' Committee appointed Mrs. María Teresa Vial Álamos as Chair and Ms. Josefa Rodríguez Benavente as Secretary of the Committee. Later, on November 27, 2025, Mrs. Natalia Fernández Sepúlveda was elected to serve as the new Secretary, a role she assumed effective immediately on that date.

a)	Receivables and payables and other transactions
-	Receivables and payables

There are no outstanding balances receivable and payable between the Company and its Directors and Group Management.

-	Other transactions

There are no transactions other than remuneration between the Company and its Directors and Group Management.

b)	Guarantees given by the Company in favor of the directors

No guarantees have been given to the Directors.

c)	Compensation for directors

In accordance with Article 33 of Law No. 18,046 (Chilean Corporations Law), governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of Enel Chile S.A.

A monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended, shall also be paid to each member of the Board of Directors. This compensation is broken down as follows:

-	UF 216 as a fixed monthly fee in any event; and
-	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the compensation of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Chile S.A. participates in more than one Board of Directors of domestic or foreign subsidiaries and/or affiliates, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Chile S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Chile S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors of any of Enel Chile S.A.’s domestic or foreign subsidiaries, affiliates or investee in any way. However, said remunerations or per diem allowances may be received by the executive officers as long as they are previously and expressly authorized as advances of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

-	UF 72 as a fixed monthly fee, in any event, and
-	UF 26.4 as a per diem for each Committee meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding year.

The following table show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2025, 2024 and 2023:

				December 31, 2025
Taxpayer ID No	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThUS$	ThUS$	ThUS$
9.973.492-2	Marcelo Castillo Agurto	Chairman	January - December 2025	—	—	—
8.431.507-9	Gina Ocqueteau Tacchini	Director	April - December 2025	102	—	34
4.774.797-K	Pablo Cabrera Gaete	Director	January - April 2025	44	—	15
12.627.794-6	María Teresa Vial Álamos	Director	January - December 2025	146	—	49
10.434.628-6	Pablo Cruz Olivos	Director	January - December 2025	146	—	49
Foreign	Isabella Alessio	Director	January - April 2025	—	—	—
Foreign	Valentina De Cesare	Director	April - December 2025	—	—	—
Foreign	Rodolfo Avogadro Di Vigliano	Director	April - December 2025	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2025	—	—	—
	TOTAL			438	—	147

				December 31, 2024
Taxpayer ID No	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThUS$	ThUS$	ThUS$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - April 2024	86	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - April 2024	43	—	14
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - April 2024	43	—	14
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2024	144	—	47
12.627.794-6	Maria Teresa Vial Alamos	Director	April - December 2024	102	—	33
10.434.628-6	Pablo Cruz Olivos	Director	April - December 2024	102	—	33
9.973.492-2	Marcelo Castillo Agurto (1)	Chairman	April - December 2024	—	—	—
Foreign	Monica Girardi	Director	January - September 2024	—	—	—
Foreign	Isabella Alessio	Director	January - December 2024	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2024	—	—	—
	TOTAL			520	—	141

				December 31, 2023
Taxpayer ID No	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThUS$	ThUS$	ThUS$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2023	311	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2023	155	—	51
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2023	155	—	51
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - December 2023	155	—	51
Foreign	Monica Girardi	Director	January - December 2023	—	—	—
Foreign	Isabella Alessio	Director	January - December 2023	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2023	—	—	—
	TOTAL			776	—	153

(1)	Mr. Marcelo Castillo Agurto was elected as Chairman of the Board of Directors of the Company at the Ordinary Board Meeting held on April 29, 2024, a position previously held by Mr. Herman Chadwick Piñera.

10.3 Compensation of key management personnel

Enel Chile’s key management personnel during 2025 was comprised of the following people:

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Gianluca Palumbo (1)	Chief Executive Officer
27.101.372-8	Giuseppe Turchiarelli (1)	Chief Executive Officer
Foreign	Simone Conticelli	Administration, Finance and Control Officer
Foreign	Gaetano Manzulli (2)	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto (3)	General Counsel and Secretary to the Board
8.664.305-7	Nicolás Lustig Falcón (3)	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela	Internal Audit Officer
11.625.161-2	Pedro Urzúa Frei	External Relations & Sustainability Officer
(1)	On March 1, 2024, Mr. Giuseppe Turchiarelli assumed the position of Interim Chief Executive Officer, maintaining this appointment until May 1, 2024, when he took on the role of CEO of the Company on a permanent basis. Mr. Giuseppe Turchiarelli continued to serve as Interim CFO until September 30, 2024. Effective October 1, 2024, Mr. Simone Conticelli assumed the position of CFO. On June 30, 2025, Mr. Giuseppe Turchiarelli left his position as CEO, and Mr. Gianluca Palumbo was appointed in his place, assuming his role on July 1, 2025.
(2)	On December 31, 2024, Mrs. Liliana Schnaidt Hagedorn ceased to be a Principal Executive of the Company, and Mr. Gaetano Manzulli was appointed in her place, assuming his position on January 1, 2025. On January 31, 2026, Mr. Gaetano Manzulli left his position as Human Resources and Organization Manager, and Mr. Leonel Javier Sánchez was appointed in his place, assuming his position on February 1, 2026.
(3)	On December 16, 2024, Mr. Domingo Valdes Prieto ceased to be a Principal Executive of the Company, and Mr. Nicolás Lustig Falcón was appointed in his place, assuming his role on December 17, 2024. On January 31, 2025, Mr. Nicolás Lustig Falcón submitted his resignation to the Company.

10.4 Incentive plans for key management personnel

Enel Chile has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of cash bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Enel Chile has an ongoing long-term incentive (LTI) plan designed to reward executive officers and other eligible employees with cash bonus payments for the achievement of certain financial and strategic goals focusing on the creation of long-term shareholder value, as determined by the Company from year to year, for three-year performance periods. The performance goals determined in any given year may not apply uniformly to each executive officer and eligible employee. The Company may determine a differentiated set of goals for each participant depending on role, responsibilities, and strategic priorities.

The LTI plan’s long-term bonus opportunity is based on a percentage of each participants’ base salary. The LTI plan awards vest at the conclusion of each three-year performance period, subject to achievement of threshold levels of performance and the participant’s continued employment, and will be cash-settled in subsequent years.

For expatriate executives, the salary, annual bonus plan, and long-term incentives are subject to recharge agreements, so this cost has been borne by Enel Chile.

Compensation received by key management personnel are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	ThUS$	ThUS$	ThUS$
Remuneration	1,528	1,988	2,924
Short-term benefits for employees	350	394	411
Other long-term benefits	79	434	470
Total	1,957	2,816	3,805

a)	Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key Management personnel.

10.5 Compensation plans linked to share price

There are no payment plans granted to the Directors or key Management personnel based on the share price of the Enel Chile common stock.